Net sales - Schedule of net sales to external customers and net sales by region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical information
Net sales	€ 19,220	€ 21,138	€ 23,761
Network Infrastructure
Geographical information
Net sales	6,518	6,917	7,897
Mobile Networks
Geographical information
Net sales	7,725	9,797	10,671
Cloud and Network Services
Geographical information
Net sales	3,022	3,220	3,351
Nokia Technologies
Geographical information
Net sales	1,928	1,085	1,595
Group Common and Other
Geographical information
Net sales	27	119	248
Americas
Geographical information
Net sales	6,276	6,779	9,611
Americas | Network Infrastructure
Geographical information
Net sales	2,726	2,813	3,717
Americas | Mobile Networks
Geographical information
Net sales	2,365	2,618	4,371
Americas | Cloud and Network Services
Geographical information
Net sales	1,184	1,306	1,368
Latin America
Geographical information
Net sales	895	1,046	1,223
North America
Geographical information
Net sales	5,381	5,733	8,388
APAC
Geographical information
Net sales	4,549	6,436	5,519
APAC | Network Infrastructure
Geographical information
Net sales	1,426	1,580	1,553
APAC | Mobile Networks
Geographical information
Net sales	2,461	4,184	3,191
APAC | Cloud and Network Services
Geographical information
Net sales	649	649	752
Greater China
Geographical information
Net sales	1,134	1,303	1,581
India
Geographical information
Net sales	1,366	2,832	1,280
Rest of APAC
Geographical information
Net sales	2,042	2,291	2,648
EMEA
Geographical information
Net sales	8,395	7,923	8,631
EMEA | Network Infrastructure
Geographical information
Net sales	2,366	2,524	2,627
EMEA | Mobile Networks
Geographical information
Net sales	2,899	2,995	3,109
EMEA | Cloud and Network Services
Geographical information
Net sales	1,189	1,265	1,231
Europe
Geographical information
Net sales	6,362	5,873	6,662
Middle East & Africa
Geographical information
Net sales	2,033	2,050	1,969
India
Geographical information
Net sales	€ 1,373	€ 2,842	€ 1,290